ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 6,681,261	$ 3,921,536
Advertising expense	363,450	0
Impairment of fixed assets	100,000
Depreciation	19,899
Lease payments	4,000
Rent expenses	$ 48,000	$ 0
Warrants purchased	28,770,458	28,693,368
Common stock issued upon conversion securities	142,928,343	216,630,546
Software and Software Development Costs [Member]
General and administrative expenses	$ 101,633	$ 0
Mycotopia Therapies Inc [Member]
Ownership percentage	75.77%